ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5%
	AEROSPACE & DEFENSE — 2.2%
154,000	RTX Corporation		3.1500	12/15/24	$ 149,327
758,000	Textron, Inc.		4.3000	03/01/24	753,685
237,000	Textron, Inc.		3.8750	03/01/25	230,392
					1,133,404
	AUTOMOTIVE — 0.6%
153,000	Toyota Motor Credit Corporation (a)	SOFRINDX + 0.330%	5.6460	01/11/24	152,986
155,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.620%	5.9440	03/22/24	155,074
					308,060
	BANKING — 18.4%
1,181,000	Bank of America Corporation		4.1250	01/22/24	1,176,274
169,000	Bank of America Corporation(a)	SOFRRATE + 0.660%	6.0000	02/04/25	168,650
1,340,000	Citibank NA		5.8640	09/29/25	1,341,955
423,000	Citigroup, Inc.		3.7500	06/16/24	417,555
351,000	Discover Bank		2.4500	09/12/24	338,058
577,000	Fifth Third Bancorp		3.6500	01/25/24	572,906
284,000	JPMorgan Chase & Company		3.8750	02/01/24	282,622
395,000	KeyBank NA(a)	SOFRRATE + 0.320%	5.6460	06/14/24	385,399
350,000	KeyBank NA		4.1500	08/08/25	325,580
250,000	Truist Bank(a)	SOFRRATE + 0.200%	5.5120	01/17/24	249,605
776,000	Truist Bank		3.2000	04/01/24	766,843
1,018,000	Truist Financial Corporation		3.7500	12/06/23	1,014,988
291,000	Truist Financial Corporation		4.2500	09/30/24	284,800
1,028,000	US Bancorp		3.3750	02/05/24	1,020,655
1,021,000	Wells Fargo & Company		3.7500	01/24/24	1,015,989
					9,361,879
	BIOTECH & PHARMA — 2.2%
1,129,000	Pfizer Investment Enterprises Pte Ltd.		4.6500	05/19/25	1,114,972

	DIVERSIFIED INDUSTRIALS — 1.0%
502,000	Parker-Hannifin Corporation		3.6500	06/15/24	494,688

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	E-COMMERCE DISCRETIONARY — 1.4%
150,000	Amazon.com, Inc.		2.7300	04/13/24	$ 148,035
551,000	Amazon.com, Inc.		4.7000	11/29/24	547,194
					695,229
	ELECTRIC UTILITIES — 8.8%
464,000	Delmarva Power & Light Company		3.5000	11/15/23	463,570
212,000	Duke Energy Corporation		3.7500	04/15/24	209,927
813,000	Eversource Energy		4.2000	06/27/24	803,177
207,000	NextEra Energy Capital Holdings, Inc.		2.9400	03/21/24	204,527
141,000	NextEra Energy Capital Holdings, Inc.		4.2550	09/01/24	138,592
600,000	NextEra Energy Capital Holdings, Inc.		6.0510	03/01/25	599,811
322,000	Southern Company (The)		0.6000	02/26/24	316,646
749,000	Tampa Electric Company		3.8750	07/12/24	738,231
1,026,000	Virginia Electric and Power Company Series 2014A		3.4500	02/15/24	1,018,451
					4,492,932
	FOOD — 2.5%
354,000	Campbell Soup Company		3.9500	03/15/25	344,210
650,000	Conagra Brands, Inc.		4.3000	05/01/24	643,965
319,000	McCormick & Company, Inc.		3.1500	08/15/24	312,179
					1,300,354
	HEALTH CARE FACILITIES & SERVICES — 0.3%
67,000	McKesson Corporation		3.7960	03/15/24	66,459
100,000	Quest Diagnostics, Inc.		3.5000	03/30/25	96,500
					162,959
	INDUSTRIAL INTERMEDIATE PROD — 1.1%
579,000	Timken Company (The)		3.8750	09/01/24	568,239

	INSTITUTIONAL FINANCIAL SERVICES — 6.5%
399,000	Bank of New York Mellon Corporation (The)		3.6500	02/04/24	396,475
762,000	Bank of New York Mellon Corporation (The)		3.2500	09/11/24	745,003
486,000	Goldman Sachs Group, Inc. (The)		3.6250	02/20/24	482,364
615,000	Goldman Sachs Group, Inc. (The)		5.7000	11/01/24	613,014
747,000	Morgan Stanley		3.8750	04/29/24	740,158
110,000	Morgan Stanley(a)	SOFRRATE + 0.625%	5.9360	01/24/25	109,696

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 6.5% (Continued)
221,000	Morgan Stanley(a)	SOFRRATE + 1.165%	6.4740	04/17/25	$ 221,386
					3,308,096
	INSURANCE — 2.9%
35,000	Marsh & McLennan Companies, Inc.		3.8750	03/15/24	34,733
153,000	Marsh & McLennan Companies, Inc.		3.5000	06/03/24	150,802
506,000	MetLife, Inc.		3.6000	04/10/24	500,873
500,000	New York Life Global Funding(b)		3.1500	06/06/24	492,339
317,000	Principal Life Global Funding II(b)		0.7500	08/23/24	303,216
					1,481,963
	LEISURE FACILITIES & SERVICES — 1.7%
526,000	Marriott International, Inc.		4.1500	12/01/23	525,232
373,000	Marriott International, Inc.		3.7500	03/15/25	361,941
					887,173
	MACHINERY — 0.9%
441,000	John Deere Capital Corporation		4.9500	06/06/25	438,135

	OIL & GAS PRODUCERS — 0.3%
140,000	PDC Energy, Inc.		5.7500	05/15/26	139,584

	REAL ESTATE INVESTMENT TRUSTS — 1.6%
816,000	Host Hotels & Resorts, L.P.		3.8750	04/01/24	806,653

	SPECIALTY FINANCE — 7.1%
424,000	American Express Company		3.4000	02/22/24	420,647
449,000	American Express Company		3.3750	05/03/24	443,510
706,000	Capital One Financial Corporation		3.9000	01/29/24	702,005
323,000	Capital One Financial Corporation		3.7500	04/24/24	319,206
674,000	Penske Truck Leasing Company Lp / PTL Finance(b)		3.9000	02/01/24	670,213
1,049,000	Synchrony Financial		4.3750	03/19/24	1,039,175
					3,594,756
	TOBACCO & CANNABIS — 1.9%
969,000	Philip Morris International, Inc.		5.1250	11/15/24	962,613

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	TRANSPORTATION & LOGISTICS — 2.1%
307,000	JB Hunt Transport Services, Inc.	3.8500	03/15/24	$ 304,503
765,000	Ryder System, Inc.	3.6500	03/18/24	758,119
				1,062,622
	TOTAL CORPORATE BONDS (Cost $32,419,394)			32,314,311

	MUNICIPAL BONDS — 3.6%
	AIRPORTS — 0.7%
350,000	Port of Seattle WA	2.8360	05/01/24	345,187

	CITY — 0.8%
377,000	Town of Swampscott MA	6.0000	10/24/24	377,552

	ECONOMIC & INDUSTY DEVELOPMENT — 0.4%
20,000	New York State Energy Research & Development	6.2020	04/01/24	19,992
160,000	New York State Energy Research & Development	3.6200	04/01/25	154,682
45,000	New York State Energy Research & Development	6.1020	04/01/25	44,904
				219,578
	INCOME TAX FINANCING — 1.0%
520,000	New York City Transitional Finance Authority	2.5700	11/01/23	520,000

	MISCELLANEOUS TAX — 0.2%
100,000	New York City Transitional Finance Authority	4.7250	11/01/23	100,000

	STATE — 0.5%
260,000	State of New York	0.5300	03/15/24	255,133

	TOTAL MUNICIPAL BONDS (Cost $1,826,493)			1,817,450

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 33.7% (Continued)
	GOVERNMENT SPONSORED — 4.0%
1,090,000	Federal Home Loan Banks	5.0000	11/09/23	$ 1,089,874
945,000	Federal Home Loan Banks	5.2500	06/14/24	943,666
				2,033,540
	U.S. TREASURY BILLS — 29.7%
3,585,000	United States Treasury Bill(c) (d)	4.5800	11/07/23	3,581,856
150,000	United States Treasury Bill(c) (d)	5.1500	11/24/23	149,494
3,250,000	United States Treasury Bill(c) (d)	5.2100	12/05/23	3,233,839
700,000	United States Treasury Bill(c) (d)	5.3000	12/21/23	694,852
1,000,000	United States Treasury Bill	2.5000	01/31/24	992,786
2,110,000	United States Treasury Bill	3.0000	06/30/24	2,075,449
1,650,000	United States Treasury Bill	3.0000	07/31/24	1,620,024
1,500,000	United States Treasury Bill	3.2500	08/31/24	1,472,520
1,320,000	United States Treasury Bill	4.2500	09/30/24	1,305,672
				15,126,492

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,169,001)			17,160,032

	TOTAL INVESTMENTS - 100.8% (Cost $51,414,888)			$ 51,291,793
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%			(401,170)
	NET ASSETS - 100.0%			$ 50,890,623

LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust
SOFRINDX	- United States SOFR Secured Overnight Financing Rate (SOFR) Index
SOFRRATE	- United States Secured Overnight Financing Rate (SOFR)
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023 the total market value of 144A securities is $1,465,768 or 2.9% of net assets.
(c)	Zero coupon bond.
(d)	Coupon Rate % reflects yield to maturity.